Consolidated Statements of Operations and Comprehensive Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net sales
Products	$ 179,762	$ 127,476	$ 97,467
Services	35,482	28,418	25,365
Fair value of warrant related to OEM agreement	0	0	(4,988)
Revenue, Net	215,244	155,894	117,844
Cost of sales
Products	86,742	61,545	50,359
Services	18,591	11,945	11,399
Cost of Goods and Services Sold, Total	105,333	73,490	61,758
Gross profit	109,911	82,404	56,086
Operating expenses
Research and development, net	19,659	14,360	9,755
Selling, general and administrative	73,130	39,038	32,863
Operating Expenses, Total	92,789	53,398	42,618
Operating income	17,122	29,006	13,468
Other income	1,388	2,346	368
Income before income taxes	18,510	31,352	13,836
Income taxes	9,687	10,726	4,466
Net income	8,823	20,626	9,370
Net income attributable to non-controlling interest	332	0	0
Net income attributable to Stratasys Ltd.	8,491	20,626	9,370
Net income per ordinary share attributable to Stratasys Ltd.
Basic (in dollars per shares)	$ 0.37	$ 0.98	$ 0.46
Diluted (in dollars per share)	$ 0.36	$ 0.95	$ 0.44
Weighted average ordinary shares outstanding
Basic	22,812	21,133	20,579
Diluted	23,776	21,653	21,130
Comprehensive Income
Net income	8,823	20,626	9,370
Other comprehensive income (loss):
Unrealized gain (loss) on securities, net of tax	(167)	0	101
Foreign currency translation adjustment	(71)	47	(229)
Other comprehensive income (loss), net of tax	(238)	47	(128)
Comprehensive income	8,585	20,673	9,242
Less: comprehensive income attributable to non-controlling interest	233	0	0
Comprehensive income attributable to Stratasys Ltd.	$ 8,352	$ 20,673	$ 9,242